Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$22,478,260.01	0.0854687	$1,294,284.22	0.0049212	$21,183,975.79
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$452,258,260.01	0.4911686	$431,074,284.22	0.4681621	$21,183,975.79

Weighted Avg. Coupon (WAC)	4.53%		4.53%
Weighted Avg. Remaining Maturity (WARM)	42.66		41.74
Pool Receivables Balance	$503,165,823.74		$481,151,223.94
Remaining Number of Receivables	41,866		40,716

Adjusted Pool Balance	$485,818,469.88		$464,634,494.09

III. COLLECTIONS

Principal:
Principal Collections	$21,389,061.53
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$542,994.90
Total Principal Collections	$21,932,056.43

Interest:
Interest Collections	$1,946,206.22
Late Fees & Other Charges	$34,911.39
Interest on Repurchase Principal	$-
Total Interest Collections	$1,981,117.61

Collection Account Interest	$2,857.64
Reserve Account Interest	$657.18
Servicer Advances	$-

Total Collections	$23,916,688.86

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$23,916,688.86
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$28,643,478.98

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$419,304.85		$419,304.85	$419,304.85
Collection Account Interest					$2,857.64
Late Fees & Other Charges					$34,911.39
Total due to Servicer					$457,073.88

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$12,925.00		$12,925.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$424,648.34		$424,648.34	$424,648.34

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$22,885,113.72

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$21,183,975.79

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$21,183,975.79
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$21,183,975.79	$21,183,975.79
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal		$21,183,975.79

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,701,137.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,347,353.86
Beginning Period Amount	$17,347,353.86
Current Period Amortization	$830,624.01
Ending Period Required Amount	$16,516,729.85
Ending Period Amount	$16,516,729.85
Next Distribution Date Amount	$15,707,219.22

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	19
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	6.91%	7.22%	7.22%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.65%	40,168	98.58%	$474,323,528.35
30 - 60 Days	1.02%	415	1.12%	$5,392,712.53
61 - 90 Days	0.25%	102	0.24%	$1,144,107.09
91 + Days	0.08%	31	0.06%	$290,875.97
		40,716		$481,151,223.94
Total
Delinquent Receivables 61 + days past due	0.33%	133	0.30%	$1,434,983.06
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	139	0.33%	$1,660,519.41
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	130	0.28%	$1,460,887.40
Three-Month Average Delinquency Ratio	0.32%		0.30%

Repossession in Current Period		30		$502,509.71
Repossession Inventory		42		$326,331.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$625,538.27
Recoveries				$(542,994.90)
Net Charge-offs for Current Period				$82,543.37

Beginning Pool Balance for Current Period				$503,165,823.74

Net Loss Ratio				0.20%
Net Loss Ratio for 1st Preceding Collection Period				0.73%
Net Loss Ratio for 2nd Preceding Collection Period				0.79%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$3,865,583.77
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

Principal Balance of Extensions				$2,078,384.13
Number of Extensions				137

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